Stock Incentive Plans - Schedule of share based compensation shares authorized under stock option plans by exercise price range table (Details) - Computer Sciences GS Business	12 Months Ended
Apr. 03, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding (in shares) | shares	806,761
Options outstanding, Weighted Average Remaining Contractual Term (in years)	6 years 1 month 17 days
Options outstanding, Weighted Average Exercise Price (per share)	$ 47.18
Options exercisable, Number Exercisable (in shares) | shares	445,051
Options exercisable, Weighted Average Exercise Price (per share)	$ 44.38
25.46-44.65
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of option exercise price, minimum	25.46
Range of option exercise price, maximum	$ 44.65
Options outstanding, Number Outstanding (in shares) | shares	410,143
Options outstanding, Weighted Average Remaining Contractual Term (in years)	6 years 5 months 1 day
Options outstanding, Weighted Average Exercise Price (per share)	$ 39.06
Options exercisable, Number Exercisable (in shares) | shares	233,941
Options exercisable, Weighted Average Exercise Price (per share)	$ 37.73
44.89-60.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of option exercise price, minimum	44.89
Range of option exercise price, maximum	$ 60.90
Options outstanding, Number Outstanding (in shares) | shares	369,546
Options outstanding, Weighted Average Remaining Contractual Term (in years)	5 years 6 months 26 days
Options outstanding, Weighted Average Exercise Price (per share)	$ 55.06
Options exercisable, Number Exercisable (in shares) | shares	211,110
Options exercisable, Weighted Average Exercise Price (per share)	$ 51.74
61.93-63.06
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of option exercise price, minimum	61.93
Range of option exercise price, maximum	$ 63.06
Options outstanding, Number Outstanding (in shares) | shares	27,072
Options outstanding, Weighted Average Remaining Contractual Term (in years)	9 years 5 months 1 day
Options outstanding, Weighted Average Exercise Price (per share)	$ 62.55
Options exercisable, Number Exercisable (in shares) | shares	0
Options exercisable, Weighted Average Exercise Price (per share)	$ 0.00